Long-Term Debt (Tables)	12 Months Ended
Apr. 24, 2016
Long-Term Debt
Schedule of long-term debt

	April 24,	April 26,
	2016	2015
Senior Secured Credit Facility:
Revolving line of credit, expires April 19, 2018, interest payable at least quarterly at either LIBOR and/or prime plus a margin	$67,500	$75,000
5.875% Senior Notes, interest payable semi-annually March 15 and September 15, net	502,541	502,987
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net	—	62,012
8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15	350,000	350,000
Other	2,652	2,883

	922,693	992,882
Less current maturities	80	170
Less deferred financing costs, net	10,925	13,427

Long-term debt	$911,688	$979,285

Schedule of aggregate principal payments due on long-term debt
Fiscal Years Ending:
2017	$80
2018	67,587
2019	94
2020	102
2021	850,111
Thereafter	2,178

920,152
Debt premium	2,541

$922,693